Document and Entity Information	Feb. 05, 2021
Cover [Abstract]
Security Exchange Name	NONE
Amendment Flag	false
Entity Central Index Key	0000813298
Document Type	8-K
Document Period End Date	Feb. 05, 2021
Entity Registrant Name	DESTINATION XL GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	01-34219
Entity Tax Identification Number	04-2623104
Entity Address, Address Line One	555 Turnpike Street
Entity Address, City or Town	Canton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02021
City Area Code	(781)
Local Phone Number	828-9300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	NONE
Trading Symbol	NONE
Entity Emerging Growth Company	false